Discontinued operations - Additional Information (Detail) - USD ($) $ in Millions				6 Months Ended		12 Months Ended
	Mar. 31, 2019	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disposal Groups, Including Discontinued Operations [Line Item]
Provision for Loan and Lease Losses						$ 19.4
Reversal of provision of loan						117.1
Goodwill impairment loss				$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Effective tax rate						2.90%	22.60%	22.10%
Statutory tax rate		21.00%	35.00%			21.00%	21.00%	21.00%
Cybersecurity Acquisitions [Member]
Disposal Groups, Including Discontinued Operations [Line Item]
Goodwill impairment loss							$ 170.0	$ 0.0
Effective tax rate							6.70%	18.30%
Promissory Notes [Member]
Disposal Groups, Including Discontinued Operations [Line Item]
Debt Instrument, Face Amount	$ 95.2
Debt Instrument, Additional borrowing borrowing capacity	$ 52.5			$ 147.7
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Debt Instrument, Maturity Date	Mar. 30, 2020					Mar. 30, 2021	Mar. 30, 2020
Debt Securities							$ 127.7
Provision for Loan and Lease Losses						$ 19.4
Reversal of provision of loan						117.1
Master Services Agreement Fee [Member]
Disposal Groups, Including Discontinued Operations [Line Item]
Inter company master services fee							25.3	$ 16.3
Equity-based compensation costs							$ 1.3	$ 0.0
Transition Services Agreement [Member]
Disposal Groups, Including Discontinued Operations [Line Item]
Services rendered under the Transition Services Agreement						$ 3.9
Cybersecurity business [Member] | Master Services Agreement Fee [Member]
Disposal Groups, Including Discontinued Operations [Line Item]
Percent of inter company master services							23.00%	19.00%
Other subsidiaries [Member] | Master Services Agreement Fee [Member]
Disposal Groups, Including Discontinued Operations [Line Item]
Percent of inter company master services							77.00%	81.00%